                                                                       March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  ASAP2
                  (File no. 33-87010)
                  Advanced Series Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advanced Series Advisors Choice (2000)
                  (File no. 333-08853)
                  American Skandia Impact
                  (File no. 33-86866)
                  Advanced Series LifeVest II
                  (File no. 333-71672)
                  Advanced Series APEXSM II
                  (File no. 333-71654)
                  Advanced Series XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual report for the period ending December 31, 2007 to contract owners.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-08-050345
Date of Filing:            03/07/08

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-08-000489
Date of Filing:            02/29/08

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-08-000035
Date of Filing:            03/06/08

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-08-001416
Date of Filing:            03/03/08

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-08-000651
Date of Filing:            03/10/08

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-08-000625
Date of Filing:            03/10/08

Filer/Entity:              ProFunds
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001209286-08-000096
Date of Filing:            03/07/08

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-08-000663
Date of Filing:            03/10/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                                C. Christopher Sprague
                                                              /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re:
                  Stagecoach Advisor PlanSM III
                  (File no. 333-96577)
                  Stagecoach APEXSM II
                  (File no. 333-71654)
                  Stagecoach XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-08-050345
Date of Filing:            03/07/08

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-08-000498
Date of Filing:            02/29/08

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-08-000035
Date of Filing:            03/06/08

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-08-001416
Date of Filing:            03/3/08

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-08-000651
Date of Filing:            03/10/08

Filer/Entity:              ProFunds
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001209286-08-000096
Date of Filing:            03/07/08

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-08-000663
Date of Filing:            03/10/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                                C. Christopher Sprague
                                                              /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel

March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:
         OptimumSM
         File no. 333-96577)
         Optimum Four SM
         (File no. 333-71654)
         Optimum Plus SM
          (File no. 333-71834)
________________________________________

Dear Commissioners:

On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation Variable Account
B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity      Advanced Series Trust
Registration No.  811-05186
CIK No.           0000814679
Accession No.     0001209286-08-000095
Date of Filing    03/07/08

Filer/Entity      Evergreen Variable Annuity Trust /DE/
Registration No.  811-08716
CIK No.           0000928754
Accession No      0001379491-08-000035
Date of Filing    03/06/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

C. Christopher Sprague
/s/C. Christopher Sprague
Vice President, Corporate Counsel

                                                              March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Stagecoach Variable Annuity Plus
                  (File no. 33-59993)
                  Stagecoach Extra Credit Variable Annuity
                  (File no. 33-62793)
                  Stagecoach Variable Annuity Flex
                  (File no. 33-62933)
                  Stagecoach Apex
                  (File no. 333-68714)
         __________________________________

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Annuity Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the
Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-08-000498
Date of Filing:            03/06/08

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-08-001416
Date of Filing:            03/10/08

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-08-000663
Date of Filing:            03/10/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                                C. Christopher Sprague
                                                              /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM II Premier
                  (File no. 33-87010)
                  American Skandia XTra CreditSM Premier
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR Premier
                  (File no. 333-50954)
                  American Skandia LifeVest Premier
                  (File no. 33-62933)
                  American Skandia LifeVestII Premier
                  (File no. 333-71672)
         ________________________________________

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-08-050345
Date of Filing:            03/07/08

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-08-000498
Date of Filing:            02/29/08

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-08-000035
Date of Filing:            03/6/08

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-08-001416
Date of Filing:            03/03/08

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-08-000651
Date of Filing:            03/10/08

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-08-000625
Date of Filing:            03/10/08

Filer/Entity:              ProFunds
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001209286-08-000096
Date of Filing:            03/07/08

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-08-000663
Date of Filing:            03/10/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                                C. Christopher Sprague
                                                              /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
1000 F Street, N.E.
Washington, DC 20549

         Re:      Evergreen Skandia Harvester Variable Annuity
                  (File no. 33-87010)
                  Evergreen Skandia Harvester XTra Credit
                  (File no. 33-62793)
         ________________________________________

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-08-000035
Date of Filing:            03/06/08

Filer/Entity:              Davis Variable Account Fund Inc
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-08-000002
Date of Filing:            02/20/08

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-08-001416
Date of Filing:            03/03/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              C. Christopher Sprague
                                                                /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-88362)
         ________________________________________

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Columbia Funds Variable Investment Trust
Registration No.:          811-05199
CIK No.:                   0000815425
Accession No.:             0001104659-08-016118
Date of Filing:            03/07/08

Filer/Entity:              Columbia Funds Variable Investment Trust 1
Registration No.:          811-08481
CIK No.:                   0001049787
Accession No.:             0001104659-08-016120
Date of Filing:            03/07/08

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-08-000663
Date of Filing:            03/10/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                                C. Christopher Sprague
                                                              /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      Defined Investments Annuity
                  (File no. 33-86866)
         ________________________________________

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account  B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-08-000651
Date of Filing:            03/10/08

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                                C. Christopher Sprague
                                                              /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel

                                                                       March 13, 2008

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia variable adjustable immediate annuity
                  (File no. 333-91629)
                  American Skandia variable adjustable immediate annuity with optional guarantee
                  (File no. 333-91633
                  American Skandia variable adjustable immediate annuity
                  (File no. 333-93775)

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account B (the Account), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the Act), that the Account has transmitted the following annual reports for the period ending December 31, 2007 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-08-000095
Date of Filing:            03/07/08

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-08-050345
Date of Filing:            03/07/08

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-08-000498
Date of Filing:            03/06/08

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-08-000035
Date of Filing:            03/06/08

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-08-001416
Date of Filing:            03/03/08

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-08-000651
Date of Filing:            03/107/08

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-08-000625
Date of Filing:            03/10/08

Filer/Entity:              ProFunds
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001209286-08-000096
Date of Filing:            03/07/08

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-08-000663
Date of Filing:            03/10/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                                C. Christopher Sprague
                                                              /s/C. Christopher Sprague
                                                              Vice President, Corporate Counsel